UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	08/31/26

Item 1. Reports to Stockholders.

(a)

Beacon Unified Catalyst ETF

(BSR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Unified Catalyst ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/unified-catalyst#documents. You can also request this information by contacting us at 1-866-439-9093. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Unified Catalyst ETF	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$35,015,205
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$75,998
Portfolio Turnover	121%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
91.3%
Fixed Income
7.0%
Alternative
1.6%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Alternative	1.6%
Fixed Income	7.0%
Equity	91.3%

May represent asset weighting given fund's investment approach/investments in other investment companies. Sector based ETFs may be included in Equity Sector weighting.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Invesco QQQ Trust Series 1 ETF	24.1%
VictoryShares Free Cash Flow ETF	3.6%
State Street SPDR Portfolio S&P 500 ETF	3.5%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	3.4%
Vanguard Energy ETF	2.7%
PIMCO Multi Sector Bond Active ETF	2.4%
T.Rowe Price Small-Mid Cap ETF	2.4%
Vanguard Health Care ETF	2.4%
Vanguard Financials ETF	2.3%

Material Fund Changes

Effective June 30, 2026, the Beacon Selective Risk ETF will be known as the Beacon Unified Catalyst ETF.

Beacon Unified Catalyst ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://beaconinvestingfunds.com/funds/unified-catalyst#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 083126-BSR

Beacon Tactical Alternatives Risk ETF

(BTA) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Tactical Alternatives Risk ETF for the period of August 24, 2026 to August 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/tactical-alternatives#documents. You can also request this information by contacting us at 1-866-439-9093.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Alternatives Risk ETF	$2	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Represents the expenses from August 24, 2026 through August 31, 2026.

Fund Statistics

Table Summary
Net Assets	$22,210,989
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Specialty
35.7%
Alternative
26.4%
Commodity
26.1%
Mixed Allocation
6.7%
Fixed Income
4.9%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	4.9%
Mixed Allocation	6.7%
Commodity	26.1%
Alternative	26.4%
Specialty	35.7%

May represent asset weighting given fund's investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
WisdomTree Bloomberg U.S. Dollar Bullish Fund	35.6%
Simplify Managed Futures Strategy ETF	19.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	15.2%
FT Vest Gold Strategy Target Income ETF, USD Class	11.0%
KFA Mount Lucas Managed Future	6.7%
First Trust Managed Futures Strategy Fund	6.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	1.3%
Vanguard Short-Term Inflation-Protected Securities ETF	1.2%
Vanguard Short-Term Treasury ETF	1.2%
Vanguard Short-Term Corporate Bond ETF	1.2%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Beacon Tactical Alternatives Risk ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://beaconinvestingfunds.com/funds/tactical-alternatives#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 083126-BTA

Beacon Tactical Risk ETF

(BTR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Tactical Risk ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-tactical-risk/#documents. You can also request this information by contacting us at 1-866-439-9093. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$32,772,717
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$52,243
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

May represent asset weighting given fund's investment approach/investments in other investment companies. Sector based ETFs may be included in Equity Sector weighting.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Energy ETF	11.5%
Vanguard Information Technology ETF	11.5%
Vanguard Health Care ETF	9.6%
Vanguard Industrials ETF	9.2%
Vanguard Materials ETF	9.1%
Vanguard Communication Services ETF	8.5%
Vanguard Financials ETF	8.5%
Vanguard Consumer Discretionary ETF	8.3%
Vanguard Real Estate ETF	8.0%
Vanguard Utilities ETF	7.8%

Material Fund Changes

On September 3, 2026, at the recommendation of Beacon Tactical Risk ETF’’s investment adviser, Beacon Capital Management, Inc., the Board of Trustees of the Northern Lights Fund Trust II (the “Board”), voted to close and liquidate Beacon Tactical Risk ETF (the “Fund”). The Fund ceased operations (delisted 9/23/26), liquidated its assets, and distributed proceeds to shareholders of record on September 30, 2026 (the “Liquidation Date”).

Beacon Tactical Risk ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://beaconinvestingfunds.com/beacon-tactical-risk/#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 083126-BTR

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Beacon Tactical Risk ETF
(Symbol: BTR)

Beacon Unified Catalyst ETF
(formerly known as “Beacon Selective Risk ETF”)
(Symbol: BSR)

Beacon Tactical Alternatives Risk ETF
(Symbol: BTA)

Semi-Annual Financial Statements and Additional Information
August 31, 2026

1-866-439-9093 www.beaconinvestingetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
14,937	Vanguard Communication Services ETF	$2,785,900
6,942	Vanguard Consumer Discretionary ETF	2,717,029
11,050	Vanguard Consumer Staples ETF	2,536,638
20,904	Vanguard Energy ETF	3,766,274
19,712	Vanguard Financials ETF	2,778,604
9,872	Vanguard Health Care ETF	3,158,645
8,931	Vanguard Industrials ETF	2,998,583
31,152	Vanguard Information Technology ETF	3,753,504
12,605	Vanguard Materials ETF	2,979,570
27,260	Vanguard Real Estate ETF	2,628,954
13,975	Vanguard Utilities ETF	2,555,469
		32,659,170

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,882,916)	32,659,170

	TOTAL INVESTMENTS - 99.7% (Cost $27,882,916)	$32,659,170
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	113,547
	NET ASSETS - 100.0%	$32,772,717

ETF – Exchange Traded Fund

See accompanying notes which are an integral part of these financial statements.

BEACON UNIFIED CATALYST ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	ALTERNATIVE - 1.6%
8,572	iMGP DBi Managed Futures Strategy ETF	$268,989
10,131	Simplify Managed Futures Strategy ETF	286,404
		555,393
	EQUITY - 91.3%
14,348	Astoria US Equal Weight Quality Kings ETF	622,489
11,759	Invesco QQQ Trust Series 1 ETF	8,428,381
3,680	Invesco S&P 500 Equal Weight ETF, N	807,355
13,007	SPDR Portfolio S&P 1500 Composite Stock Market ETF	1,208,610
17,010	State Street SPDR Portfolio Nasdaq 100 ETF (a)	413,003
13,440	State Street SPDR Portfolio S&P 500 ETF	1,213,363
11,591	State Street SPDR S&P 500 ETF Trust	8,890,877
19,946	T.Rowe Price Small-Mid Cap ETF	849,700
1,711	Vanguard Communication Services ETF	319,119
797	Vanguard Consumer Discretionary ETF	311,938
3,478	Vanguard Consumer Staples ETF	798,410
5,218	Vanguard Energy ETF	940,127
5,814	Vanguard Financials ETF	819,541
2,622	Vanguard Health Care ETF	838,935
2,188	Vanguard Industrials ETF	734,621
6,607	Vanguard Information Technology ETF	796,077
3,439	Vanguard Materials ETF	812,911
8,110	Vanguard Real Estate ETF	782,128
3,983	Vanguard Utilities ETF	728,331
22,905	VictoryShares Free Cash Flow ETF	1,273,289
12,180	VictoryShares Free Cash Flow Growth ETF (a)	414,255
		32,003,460
	FIXED INCOME - 7.0%
18,942	Angel Oak Income ETF	390,300
32,929	PIMCO Multi Sector Bond Active ETF	861,753
15,913	SPDR Bloomberg Investment Grade Floating Rate ETF	491,075
2,951	Vanguard Short-Term Corporate Bond ETF	231,742
4,669	Vanguard Short-Term Inflation-Protected Securities ETF	231,909

See accompanying notes which are an integral part of these financial statements.

BEACON UNIFIED CATALYST ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9% (Continued)
	FIXED INCOME - 7.0% (Continued)
3,990	Vanguard Short-Term Treasury ETF	$231,659
		2,438,438
	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,088,037)	34,997,291

	TOTAL INVESTMENTS - 99.9% (Cost $34,088,037)	$34,997,291
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	17,914
	NET ASSETS - 100.0%	$35,015,205

ETF – Exchange Traded Fund

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BEACON TACTICAL ALTERNATIVES RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	ALTERNATIVE - 26.4%
28,925	First Trust Managed Futures Strategy Fund	$1,463,316
155,839	Simplify Managed Futures Strategy ETF	4,405,568
		5,868,884
	COMMODITY - 26.1%
110,360	FT Vest Gold Strategy Target Income ETF, USD Class	2,426,816
181,293	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,381,115
		5,807,931
	FIXED INCOME - 4.9%
8,989	SPDR Bloomberg Investment Grade Floating Rate ETF	277,400
3,471	Vanguard Short-Term Corporate Bond ETF	272,578
5,518	Vanguard Short-Term Inflation-Protected Securities ETF	274,079
4,717	Vanguard Short-Term Treasury ETF	273,869
		1,097,926
	MIXED ALLOCATION - 6.7%
50,018	KFA Mount Lucas Managed Future	1,495,538

	SPECIALTY - 35.7%
300,286	WisdomTree Bloomberg U.S. Dollar Bullish Fund	7,906,531

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,954,170)	22,176,810

	TOTAL INVESTMENTS - 99.8% (Cost $21,954,170)	$22,176,810
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	34,179
	NET ASSETS - 100.0%	$22,210,989

ETF – Exchange Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

Beacon ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2026

	Beacon Tactical	Beacon Unified	Beacon Tactical
	Risk ETF	Catalyst ETF	Alternatives Risk ETF
ASSETS
Investment securities:
At cost	$27,882,916	$34,088,037	$21,954,170
At fair value	$32,659,170	$34,997,291	$22,176,810
Cash and cash equivalents	161,318	59,802	36,383
Dividends and interest receivable	437	1,940	9
Due from Adviser	—	—	4,167
Prepaid expenses	11,846	12,173	—
TOTAL ASSETS	32,832,771	35,071,206	22,217,369

LIABILITIES
Investment advisory fees payable	8,818	14,955	—
Payable to related parties	30,425	16,057	2,541
Audit fees payable	6,400	6,377	503
Custody fees payable	9,164	8,420	764
Transfer agent fees payable	2,582	3,006	278
Accrued expenses and other liabilities	2,665	7,186	2,294
TOTAL LIABILITIES	60,054	56,001	6,380
NET ASSETS	$32,772,717	$35,015,205	$22,210,989

Net Assets Consist Of:
Paid in capital	$28,500,630	$30,446,342	$21,989,925
Accumulated earnings	4,272,087	4,568,863	221,064
NET ASSETS	$32,772,717	$35,015,205	$22,210,989

Net Asset Value Per Share:
Net Assets	$32,772,717	$35,015,205	$22,210,989
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,160,000	1,140,000	890,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$28.25	$30.72	$24.96

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2026

	Beacon Tactical	Beacon Unified	Beacon Tactical
	Risk ETF	Catalyst ETF	Alternatives Risk ETF *
INVESTMENT INCOME
Dividends	$291,784	$409,777	$228
Interest	2,389	2,017	9
TOTAL INVESTMENT INCOME	294,173	411,794	237

EXPENSES
Investment advisory fees	113,391	121,498	790
Administrative services	48,225	41,872	2,081
Professional fees	14,844	8,788	460
Legal fees	13,037	14,729	1,015
Trustees fees and expenses	12,441	13,406	532
Custodian fees	9,517	8,803	364
Audit fees	6,650	6,627	503
Transfer agent fees	5,212	4,897	278
Printing and postage expenses	3,660	5,260	372
Insurance expense	712	528	96
Other expenses	7,807	6,218	280
TOTAL EXPENSES	235,496	232,626	6,771

Less: Fees waived by the Adviser	(61,148)	(45,500)	(4,958)
NET EXPENSES	174,348	187,126	1,813

NET INVESTMENT INCOME/(LOSS)	119,825	224,668	(1,576)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Net realized gain from in-kind redemptions	1,247,509	3,639,565	—
Net realized loss on investments	—	(195,851)	—
	1,247,509	3,443,714	—
Net change in unrealized appreciation/(depreciation) on investments	82,646	(4,424,439)	222,640
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	1,330,155	(980,725)	222,640

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,449,980	$(756,057)	$221,064

*	The Beacon Tactical Alternatives Risk ETF commenced operations on August 24, 2026.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2026

	For the Six Months Ended	For the Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$119,825	$401,570
Net realized gain on investments	1,247,509	275,919
Net change in unrealized appreciation on investments	82,646	396,575
Net increase in net assets resulting from operations	1,449,980	1,074,064

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(450,156)
Net decrease in net assets resulting from distributions to shareholders	—	(450,156)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,480,963	7,507,237
Cost of shares redeemed	(8,674,124)	(1,051,899)
Net increase/(decrease) in net assets resulting from shares of beneficial interest	(5,193,161)	6,455,338

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(3,743,181)	7,079,246

NET ASSETS
Beginning of Period	36,515,898	29,436,652
End of Period	$32,772,717	$36,515,898

SHARE ACTIVITY
Shares Sold	130,000	300,000
Shares Redeemed	(320,000)	(40,000)
Net increase/(decrease) in shares of beneficial interest outstanding	(190,000)	260,000

See accompanying notes which are an integral part of these financial statements.

Beacon Unified Catalyst ETF
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2026

	For the Six Months Ended	For the Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$224,668	$373,193
Net realized gain on investments	3,443,714	2,352,477
Net change in unrealized appreciation/(depreciation) on investments	(4,424,439)	420,011
Net increase/(decrease) in net assets resulting from operations	(756,057)	3,145,681

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(1,110,356)
Net decrease in net assets resulting from distributions to shareholders	—	(1,110,356)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,063,838	8,244,511
Cost of shares redeemed	(28,461,485)	(1,473,634)
Net increase/(decrease) in net assets resulting from shares of beneficial interest	(4,397,647)	6,770,877

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(5,153,704)	8,806,202

NET ASSETS
Beginning of Period	40,168,909	31,362,707
End of Period	$35,015,205	$40,168,909

SHARE ACTIVITY
Shares Sold	790,000	280,000
Shares Redeemed	(940,000)	(50,000)
Net increase/(decrease) in shares of beneficial interest outstanding	(150,000)	230,000

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Alternatives Risk ETF
STATEMENT OF CHANGES IN NET ASSETS
August 31, 2026

For the Period Ended
August 31, 2026 *
(Unaudited)
FROM OPERATIONS
Net investment loss	$(1,576)
Net change in unrealized appreciation on investments	222,640
Net increase in net assets resulting from operations	221,064

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,989,925
Net increase in net assets resulting from shares of beneficial interest	21,989,925

TOTAL INCREASE IN NET ASSETS	22,210,989

NET ASSETS
Beginning of Period	—
End of Period	$22,210,989

SHARE ACTIVITY
Shares Sold	890,000
Net increase in shares of beneficial interest outstanding	890,000

*	The Beacon Tactical Alternatives Risk ETF commenced operations on August 24, 2026.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025	February 29, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$27.05		$27.01	$23.68	$24.94
Activity from investment operations:
Net investment income (2)	0.09		0.34	0.22	0.22
Net realized and unrealized gain (loss) on investments	1.11		0.03	3.34	(1.27)
Total from investment operations	1.20		0.37	3.56	(1.05)
Less distributions from:
Net investment income	—		(0.33)	(0.23)	(0.21)
Total distributions	—		(0.33)	(0.23)	(0.21)
Net asset value, end of period	$28.25		$27.05	$27.01	$23.68
Total return (3)	4.44	% (8)	1.43%	15.04%	(4.18	)% (8)
Net assets, at end of period (000s)	$32,773		$36,516	$29,437	$25,336
Ratio of gross expenses to average net assets (4)	1.35	% (7)	1.53%	1.46%	1.83	% (7)
Ratio of net expenses to average net assets (4)	1.00	% (7)	1.00%	1.00%	1.00	% (7)
Ratio of net investment income to average net assets (4)(6)	0.69	% (7)	1.35%	0.85%	1.04	% (7)
Portfolio Turnover Rate (5)	0	% (8)	172%	0%	355	% (8)

(1)	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Unified Catalyst ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	August 31, 2026		Feburary 28, 2026	February 28, 2025	February 29, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$31.14		$29.59	$26.63	$25.00
Activity from investment operations:
Net investment income (2)	0.18		0.33	0.26	0.29
Net realized and unrealized gain on investments	(0.60)		2.07	2.96	1.62
Total from investment operations	(0.42)		2.40	3.22	1.91
Less distributions from:
Net investment income	—		(0.32)	(0.26)	(0.28)
Net realized gains	—		(0.53)	—	—
Total distributions	—		(0.85)	(0.26)	(0.28)
Net asset value, end of period	$30.72		$31.14	$29.59	$26.63
Total return (3)	(1.35	)% (8)	8.26%	12.10%	7.66	% (8)
Net assets, at end of period (000s)	$35,015		$40,169	$31,363	$27,967
Ratio of gross expenses to average net assets (4)	1.25	% (7)	1.41%	1.34%	1.75	% (7)
Ratio of net expenses to average net assets (4)	1.00	% (7)	1.00%	1.00%	1.00	% (7)
Ratio of net investment income to average net assets (4)(6)	1.20	% (7)	1.13%	0.93%	1.28	% (7)
Portfolio Turnover Rate (5)	121	% (8)	126%	65%	208	% (8)

(1)	The Beacon Unified Catalyst ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Alternatives Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the Period Ended
	August 31, 2026 (1)
	(Unaudited)
Net asset value, beginning of period	$24.86
Activity from investment operations:
Net investment income (2)	—
Net realized and unrealized gain on investments	0.10
Total from investment operations	0.10
Net asset value, end of period	$24.96
Total return (3)	0.40	% (8)
Net assets, at end of period (000s)	$22,211
Ratio of gross expenses to average net assets (4)	3.72	% (7)
Ratio of net expenses to average net assets (4)	1.00	% (7)
Ratio of net investment income to average net assets (4)(6)	(3.84	)% (7)
Portfolio Turnover Rate (5)	0	% (8)

(1)	The Beacon Tactical Alternatives Risk ETF Fund commenced operations on August 24, 2026.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2026

1. ORGANIZATION

The Beacon Tactical Risk ETF (“BTR”), the Beacon Unified Catalyst ETF (“BSR”), and the Beacon Tactical Alternatives Risk ETF (“BTA”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds’ investment objective seeks to provide long-term capital appreciation. BTR and BSR commenced operations on April 17, 2023. BTA commenced operations on August 24, 2026. BTR, BSR, and BTA are each a “Fund of Funds”, in that each Fund will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026 for the Funds’ assets measured at fair value:

BTR
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,659,170	$—	$—	$32,659,170
Total	$32,659,170	$—	$—	$32,659,170

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

BSR
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,997,291	$—	$—	$34,997,291
Total	$34,997,291	$—	$—	$34,997,291

BTA
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,176,810	$—	$—	$22,176,810
Total	$22,176,810	$—	$—	$22,176,810

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for BTR, BSR and BTA. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

to uncertain tax positions taken on returns filed for open tax years ended February 29, 2024 to February 28, 2026 or expected to be taken in the Funds’ February 28, 2027 year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months or period ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$—	$—
BSR	$48,590,839	$48,387,855
BTA	$—	$—

For the six months or period ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$3,455,815	$8,604,973
BSR	$23,798,403	$28,151,285
BTA	$21,954,170	$—

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the sub-adviser (the “Sub-Adviser”), to execute portfolio transactions and implement the Adviser’s decisions for the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. For the six months and period ended August 31, 2026, the Adviser earned $113,391, $121,498, and $790 in advisory fees for BTR, BSR, and BTA, respectively.

Pursuant to an agreement between the Adviser and the Sub-Adviser, as compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser a fee, computed daily, at an annual rate based on the greater of (1) the Minimum Sub-Advisory Fees or (2) the average daily net assets of the Funds in accordance with the following fee schedule (the “Asset-Based Sub-Advisory Fees”), if the aggregate Asset-Based Sub-Advisory Fees exceed the aggregate Minimum Sub-Advisory Fees:

	Minimum Sub-Advisory Fees	Asset-Based Sub-Advisory Fees
BTR	$22,500	0.03%
BSR	$22,500	0.03%
BTA	$22,500	0.03%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, with respect to BTR and BSR through at least June 30, 2027, and BTA at least through September 30, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 1.00% of average daily net assets for each of BTR, BSR and BTA.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 1.00% and 1.00% of average daily net assets for BTR, BSR, and BTA, respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the six months or period ended August 31, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $61,148, $45,500, and $4,958 for BTR, BSR, and BTA, respectively, which are subject to recapture by the Adviser before February 28, 2029 pursuant to the Waiver Agreement.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of February 28, 2026 the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	February 28, 2027	February 29, 2028	February 28, 2029	Total
BTR	$147,473	$128,366	$156,697	$432,536
BSR	$141,339	$103,096	$138,178	$382,613

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the funds and there are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Professional fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for BTR, BSR and BTA. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BTR	$200	2.00%*
BSR	$200	2.00%*
BTA	$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months or period ended August 31, 2026, BTR received $0 and $3,000 in variable and fixed fees, BSR received $0 and $2,400 in variable and fixed fees, and BTA received $0 and $400 in variable and fixed fees, respectively.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
BTR	$27,882,916	$4,776,254	$—	$4,776,254
BSR	34,052,433	1,237,579	(363,929)	873,650
BTA	21,954,170	255,621	(32,984)	222,637

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended February 28, 2026 and February 28, 2025, was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
2/28/2026	Income	Capital Gains	Capital	Total
BTR	$450,156	$—	$—	$450,156
BSR	411,340	699,016	—	1,110,356

For Fiscal Year Ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
BTR	$247,212	$—	$—	$247,212
BSR	274,010	—	—	274,010

As of February 28, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BTR	$9,371	$—	$(57,957)	$(1,822,915)	$—	$4,693,608	$2,822,107
BSR	21,790	61,858	(56,817)	—	—	5,298,089	5,324,920

The difference between book basis and tax basis accumulated net realized gain (loss) and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
BTR	$57,957
BSR	56,817

At February 28, 2026, the Funds had capital loss forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward

Fund	Short-Term	Long-Term	Total	Utilized
BTR	$1,822,915	$—	$1,822,915	$151,102
BSR	—	—	—	1,039,851

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Funds for the fiscal year ended February 28, 2026, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
BTR	$124,817	$(124,817)
BSR	141,238	(141,238)

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

BSR currently seeks to achieve its investment objective by investing a portion of its assets in State Street SPDR S&P 500 ETF Trust (“SPDR”). The Fund may redeem the security at any time if the Adviser determines that it is in the best interest of BSR and its shareholders to do so.

The performance of BSR will be directly affected by the performance of SPDR. The annual report of SPDR, along with the report of the independent registered public accounting firm is included in the security’s N-CSRs available at www.sec.gov. As of August 31, 2026, the percentage of BSR’s net assets invested in SPDR was 25.4%.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

On September 3, 2026, at the recommendation of Beacon Tactical Risk ETF’’s investment adviser, Beacon Capital Management, Inc., the Board of Trustees of the Northern Lights Fund Trust II (the “Board”), voted to close and liquidate Beacon Tactical Risk ETF (the “Fund”).

The Fund will create and redeem creation units through September 23, 2026, which will also be the last day of trading of the Fund’s shares on NYSE Arca, Inc. (the “NYSE”), its principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about September 30, 2026 (the “Liquidation Date”). Shareholders of record of the Fund remaining on the Liquidation Date will receive cash at the net asset value of their shares as of such date, which will include any net capital gains and net investment income as of this date that had not been previously distributed.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the event stated above

Beacon ETFs
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 29, 2026, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Beacon Advisory Agreement”) between Beacon Capital Management, Inc. (“Beacon Capital”) and the Trust, on behalf of the Beacon Tactical Alternatives Risk ETF (“Beacon Alternatives”). The Board also considered the approval of the sub-advisory agreement between Beacon Capital and Exchange Traded Concepts, LLC (“ETC”) with respect to Beacon Alternatives (the “ETC Sub-Advisory Agreement” and, together with the Beacon Advisory Agreement, the “Beacon Alternatives Advisory Agreements’).

Based on their evaluation of the information provided by Beacon Capital and ETC, in conjunction with Beacon Alternatives’ other service providers, the Board, comprised entirely of Independent Trustees, by a unanimous vote, approved each of the Beacon Alternatives Advisory Agreements.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of each of the Beacon Alternatives Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including each of the Beacon Alternatives Advisory Agreements, a memorandum prepared by independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Beacon Alternatives Advisory Agreements and comparative information relating to the proposed advisory fee and other expenses of Beacon Alternatives. The materials also included due diligence materials relating to Beacon Capital and ETC (including due diligence questionnaires completed by Beacon Capital and ETC, select financial information of Beacon Capital and ETC, bibliographic information regarding Beacon Capital’s and ETC’s key management and investment advisory personnel, and comparative fee information relating to Beacon Alternatives and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management. In considering the approval of the Beacon Alternatives Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Beacon Alternatives Advisory Agreements was in the best interests of Beacon Alternatives and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Beacon Alternatives Advisory Agreements.

Beacon ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Beacon Advisory Agreement

Nature, Extent and Quality of Services. The Board reviewed materials provided by Beacon Capital related to the proposed approval of Beacon Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel that will be performing services for Beacon Alternatives, including the individuals that will primarily monitor and execute the investment strategies and provide oversight of Beacon Alternative’s sub-adviser. The Board noted that Beacon Capital has been a registered investment adviser with the SEC since 2002, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed Beacon Capital’s research capabilities and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from representatives of Beacon Capital with respect to a series of important questions, including: whether Beacon Capital or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Beacon Alternatives; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with Beacon Alternatives’ investment limitations, noting that Beacon Capital’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under Beacon Capital’s compliance program. The Board reviewed the capitalization of Beacon Capital and, based on financial information provided by and representations made by Beacon Capital and its representatives, concluded that Beacon Capital was sufficiently well-capitalized in order to meet its obligations to Beacon Alternatives. The Board also discussed Beacon Capital’s compliance program with the CCO of the Trust and the CCO of the Trust represented to the Board that Beacon Capital’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Beacon Capital’s representation that the draft prospectus and statement of additional information for Beacon Alternatives accurately describe the investment strategies of Beacon Alternatives. After further discussion, the Board concluded that Beacon Capital had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Beacon Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Beacon Capital to Beacon Alternatives appear to be satisfactory.

Performance. Because Beacon Alternatives had not yet commenced operations, the Board reviewed the composite performance of Beacon Capital’s similarly managed accounts for the 1 year and 5 year periods ended May 31, 2026, noting that Beacon Capital showed positive performance for each of those periods. After further discussion, the Board was satisfied that Beacon Capital would be able to provide an adequate level of performance for Beacon Alternatives.

Fees and Expenses. As to the costs of the services to be provided by Beacon Capital, the Board reviewed and discussed the proposed advisory fee for Beacon Alternatives and the anticipated total annual operating expenses for Beacon Alternatives as compared to its respective peer group and Morningstar category as presented in the Board Materials. The Board noted that the proposed advisory fee was in-line with the Morningstar category median and below the peer group median. The Board then reviewed the contractual arrangements for Beacon Alternatives noting that Beacon Capital had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, through September 30, 2027, so as not to exceed 1.00% of the average annual net assets of Beacon Alternatives, and found such arrangements beneficial to shareholders of Beacon Alternatives. The Board concluded that the advisory fee to be charged by Beacon Capital with respect to Beacon Alternatives was not unreasonable.

Beacon ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Profitability. The Board also considered the level of profits that could be expected to accrue to Beacon Capital with respect to Beacon Alternatives based on profitability estimates and analyses provided by Beacon and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Beacon and the projected growth of Beacon Alternatives, the anticipated level of profit from Beacon Capital’s relationship with Beacon Alternatives was not excessive.

Economies of Scale. As to the extent to which Beacon Alternatives will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Beacon’s expectations for growth of Beacon Alternatives and concluded that any material economies of scale would not be achieved in the near term.

ETC Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the ETC Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment services to be provided by ETC, including the experience and qualifications of the personnel providing such services; (ii) the performance and operating history of ETC; and (iii) ETC’s financial condition, history of operations and ownership structure. In considering the approval of the ETC Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by ETC, the Board noted the experience of the portfolio management and research personnel of ETC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of ETC and reviewed supporting materials. The Board reviewed the materials prepared by ETC describing its investment services and noted ETC’s considerable experience executing, settling and reporting trades. The Board concluded that ETC had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to Beacon Alternatives appear to be satisfactory.

Performance. Because Beacon Alternatives had not yet commenced operations, and ETC only provides trade execution services, the Board did not consider past performance. The Board considered the depth and experience of ETC and the particular services they provide and did not expect that they would have a significant impact on the performance of Beacon Alternatives.

Fees and Expenses. As to the costs of the services to be provided by ETC, the Board discussed the sub-advisory fee payable to ETC and considered that ETC will be paid by Beacon Capital out of its advisory fee and not by Beacon Alternatives. The Board also looked at the advisory fee split between Beacon Capital and ETC and concluded that the sub-advisory fee paid to ETC was not unreasonable in light of the quality of the services to be performed by it. The Board also considered, based on statements made and information provided by Beacon Capital and ETC that the ETC Sub-Advisory Agreement was negotiated at arm’s-length between Beacon Capital and ETC.

Profitability. As to profitability, the Board discussed and noted that ETC will receive no compensation from Beacon Capital, other than the sub-advisory fee earned pursuant to the ETC Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by Beacon Capital out of the advisory fee that it receives and not directly by Beacon Alternatives. While the Board did not consider

Beacon ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

the costs of services provided by ETC or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by ETC and reviewed by the Board, the Board concluded that anticipated profits from ETC’s relationship with Beacon Alternatives was not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by Beacon Alternatives, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as Beacon Alternatives’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to Beacon Capital.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the Beacon Advisory Agreement and ETC Sub-Advisory Agreement, and the weight to be given to each such factor. Accordingly, having requested and received such information from Beacon Capital and ETC as the Board believed to be reasonably necessary to evaluate the terms of each of the Beacon Alternatives Advisory Agreements and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Beacon Alternatives Advisory Agreements separately, (a) the terms of Beacon Alternatives Advisory Agreements are reasonable; (b) the advisory fee including, the sub-advisory fee which is paid out of the advisory fee, is not unreasonable; and (c) the Beacon Alternatives Advisory Agreements are in the best interests of Beacon Alternatives and its shareholders. In considering the approval of each of the Beacon Alternatives Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Beacon Alternatives Advisory Agreements was in the best interests of Beacon Alternatives and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Beacon Alternatives Advisory Agreements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Beacon Capital Management, Inc.
7777 Washington Village Dr. Suite 280
Dayton, OH 45459

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BEACONETFS-SAR26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/6/26

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	11/6/26